ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of accounts payable and accrued liabilities

	December 31, 2024	December 31, 2023
Trade payables	$31,189	$15,184
Accrued liabilities	35,172	61,362
	$66,361	$76,546